NOTES PAYABLE-RELATED PARTY	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
NOTES PAYABLE-RELATED PARTY

NOTE 5 – NOTES PAYABLE-RELATED PARTY

As of December 31, 2021 the Company has a demand promissory note carrying an interest rate of 24% due to Coral Investment Partners. The principal balance and interest due as of December 31, 2021 and June 30, 2021; was $65,000 and $8,011; and $20,000 and $2,209, respectively.